CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 1,982,772	$ 785,612
Accounts receivable, net of allowance for doubtful accounts	701,155	22,529
Inventories	1,528,491	140,594
Prepaid expenses and deposits	203,445	149,902
Total current assets	4,415,863	1,098,637
Property and equipment, net	1,047,136	86,654
Other long-term and intangible assets:
License, at acquisition cost	68,284	68,284
Deposits	10,713	10,713
Other Assets, Noncurrent, Total	78,997	78,997
Total assets	5,541,996	1,264,288
Current liabilities:
Accounts payable	1,175,462	1,045,312
Accrued liabilities	359,715	199,148
Convertible revolving credit agreement, net of discounts	160,794
Derivative liability	113,271
Current portion of convertible debt, net of discounts	566,785	580,140
Total current liabilities	2,376,027	1,824,600
Convertible debt, net of discount		303,960
Fair value of 10% convertible preferred stock warrants	487,555
Total liabilities	2,863,582	2,128,560
Commitments and contingencies
Stockholders' deficit:
Common stock, no par value; authorized, 100,000,000 shares; 25,007,261 and 23,305,704 shares issued and outstanding at December 31, 2011 and 2010, respectively	22,375,644	17,818,336
Accumulated deficit	(26,744,413)	(18,682,608)
Total stockholders' deficit	(4,368,769)	(864,272)
Total liabilities and stockholders' deficit	5,541,996	1,264,288
10% Convertible Preferred Stock
Stockholders' deficit:
Temporary Equity	6,804,683
Redeemable Common Stock
Stockholders' deficit:
Temporary Equity	$ 242,500